Date of approval - Company Statement of Changes in Shareholders' Equity (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Beginning Balance	€ 7,614.2	€ 5,643.0	€ 5,545.3
Profit for the year	1,611.6	1,917.1	1,313.8
Other comprehensive (loss)/income
Net actuarial gain		6.6
Total comprehensive income for the year - all attributable to equity holders of parent	1,324.4	2,158.2	49.8
Issue of equity	4.9	16.4	31.7
Share-based payments	12.8	(3.9)	€ 16.2
Repurchase of ordinary equity shares	(1,481.7)
Dividends paid	€ (437.7)	€ (199.5)
Cancellation of repurchased shares (Shares)	77.0	0.0	0.0
Ending Balance	€ 7,036.9	€ 7,614.2	€ 5,643.0
Issued Share Capital
Beginning Balance	€ 6.9	€ 6.9	€ 6.8
Beginning Balance, Shares	1,140.1	1,138.7	1,134.6
Other comprehensive (loss)/income
Issue of equity			€ 0.1
Cancellation of repurchased shares	€ (0.5)
Cancellation of repurchased shares (Shares)	77.2
Ending Balance	€ 6.4	€ 6.9	€ 6.9
Ending Balance, Shares	1,063.9	1,140.1	1,138.7
Share Premium Account
Beginning Balance	€ 1,404.3	€ 1,379.9	€ 1,328.2
Other comprehensive (loss)/income
Issue of equity	17.3	24.4	51.7
Ending Balance	1,421.6	1,404.3	1,379.9
Retained Earnings
Beginning Balance	5,899.8	4,180.0	2,880.9
Profit for the year	1,611.6	1,917.1	1,313.8
Other comprehensive (loss)/income
Net actuarial gain		6.6
Total comprehensive income for the year - all attributable to equity holders of parent	1,611.6	1,923.7	1,313.8
Issue of equity	(12.4)	(8.0)	(20.1)
Repurchase of ordinary equity shares	(1,481.7)
Dividends paid	(437.7)	(199.5)
Ending Balance	5,588.6	5,899.8	4,180.0
Other Undominated Capital
Beginning Balance	3.5	3.5	3.5
Other comprehensive (loss)/income
Cancellation of repurchased shares	0.5
Ending Balance	4.0	3.5	3.5
Other Reserves - Hedging
Beginning Balance	265.9	31.4	1,295.4
Other comprehensive (loss)/income
Total comprehensive income for the year - all attributable to equity holders of parent	(287.2)	234.5	(1,264.0)
Ending Balance	€ (21.3)	€ 265.9	€ 31.4